Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

As of May 27, 2022, CMA CGM, who was presented up to that moment as a related party as it was a shareholder, following the sale of its shares, is not anymore Company’s shareholder. Related party revenue and expenses recorded in the Consolidated Statements of Income for CMA CGM are up to May 27, 2022.

Time Charter Agreements

A number of the Company’s time charter arrangements were with CMA CGM, representing 14.9% of gross revenues for the period it was considered to be a related party in the year ended December 31, 2022. Under these time charters, hire is payable in advance and the daily rate is fixed for the duration of the charter. Revenues generated from charters to CMA CGM are disclosed separately in the Consolidated Statements of Income.

Ship Management Agreements

Technomar Shipping Inc. (“Technomar”) is presented as a related party, as the Company’s Executive Chairman is a significant shareholder. The Company has currently a number of ship management agreements with Technomar under which the ship manager is responsible for all day-to-day ship management, including crewing, purchasing stores, lubricating oils and spare parts, paying wages, pensions and insurance for the crew, and organizing other ship operating necessities, including monitoring and reporting EU Allowances (“EUAs”) and the arrangement and management of dry-docking. During 2022, Technomar provided all day-to-day technical ship management services for all but five (excluding GSL Amstel which was sold in March 23, 2023) of the Twelve Vessels. Management agreements of another third-party ship manager of these five vessels were terminated between May and July 2023. From those dates and onwards Technomar manages the five vessels. The management fees charged to the Company by third party managers for the years ended December 31, 2024, 2023 and 2022 amounted to $nil, $981 and $1,488, respectively, and are shown in “Vessel operating expenses” in the Consolidated Statements of Income. Technomar continued to supervise management for the five outsourced vessels up to the termination of the underlying management agreements between May and July 2023.

The management fees charged to the Company by Technomar for the years ended December 31, 2024, 2023 and 2022, amounted to $21,804, $19,086 and $16,642, respectively and are shown under “Vessels operating expenses-related parties” in the Consolidated Statements of Income. Additionally, as of December 31, 2024, and 2023, outstanding receivables due from Technomar totaling $342 and $626, respectively, are presented under “Due from related parties”.

Conchart Commercial Inc. (“Conchart”) provides commercial management services to the Company pursuant to commercial management agreements. The Company’s Executive Chairman is the sole beneficial owner of Conchart. Under the management agreements, Conchart is responsible for (i) marketing of the Company’s vessels, (ii) seeking and negotiating employment of the Company’s vessels, (iii) advise the Company on market developments and developments of new rules and regulations, (iv) assisting in calculation of hires, freights, demurrage and/or dispatch monies and collection any sums related to the operation of vessels, (v) communicating with agents, and (vi) negotiating sale and purchase transactions.

 14. Related Party Transactions (continued)

Ship Management Agreements (continued)

The fees charged to the Company by Conchart for the years ended December 31, 2024, 2023 and 2022, amounted to $8,610, $7,995 and $6,289, respectively, and are disclosed within “Time charter and voyage expenses-related parties” in the Consolidated Statements of Income. Any outstanding fees due to Conchart are presented in the Consolidated Balance Sheets under "Due to related parties" totaling to $723 and $717 as of December 31, 2024, and 2023, respectively.

The Company as per commercial management agreements has agreed to pay to the commercial manager providing for the sale of all vessels and purchase of some vessels, a commission of 1.00% based on the sale and purchase price for any sale and purchase of a vessel, which shall be payable upon request of the commercial manager. The balance is reflected within “Accrued liabilities”, see note 11.